Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Oil sales, net of royalties	$ 171,467	$ 140,610	$ 314,497	$ 317,423
Gain (loss) on risk management contracts	23,270	35,662	(71,363)	40,910
Gross profit	194,737	176,272	243,134	358,333
Expenses
Diluent expense	69,635	56,290	129,868	130,284
Transportation and marketing	11,578	12,415	23,980	26,600
Operating expenses	21,154	31,823	56,901	69,752
General and administrative	5,255	5,023	10,649	14,430
Stock-based compensation	80	398	148	1,650
Financing and interest	1,739	13,124	3,422	25,404
Depletion and depreciation	19,571	19,968	40,307	41,585
Exploration expenses	1,426	609	2,313	1,343
Other income	(502)	(703)	(1,500)	(1,373)
Loss (gain) on revaluation of warrants	(3,315)	(5,852)	2,172	(13,848)
Foreign exchange gain	(276)	(14,192)	(332)	(14,236)
Total expenses	126,345	118,903	267,928	281,591
Net income (loss) before taxes	68,392	57,369	(24,794)	76,742
Income tax recovery (expense)	(14,930)	(8,639)	5,254	(11,849)
Net income (loss) and comprehensive income (loss)	$ 53,462	$ 48,730	$ (19,540)	$ 64,893
Net income (loss) per share
Basic (in Dollars per share)	$ 0.43	$ 0.69	$ (0.16)	$ 0.92
Diluted (in Dollars per share)	$ 0.43	$ 0.69	$ (0.16)	$ 0.92
Oil sales
Revenues
Oil sales, net of royalties	$ 179,408	$ 144,542	$ 326,721	$ 328,179
Royalties
Revenues
Oil sales, net of royalties	$ (7,941)	$ (3,932)	$ (12,224)	$ (10,756)